Investments with Continuous Unrealized Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 962,999	$ 1,911,338
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(5,366)	(8,636)
Investments with continuous unrealized losses for 12 months or greater, Fair value	2,287,106	1,358,676
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(27,498)	(13,266)
Total Investments with continuous unrealized losses, Fair Value	325,006	3,270,014
Total Investments with continuous unrealized losses, Unrealized losses	(32,864)	(21,902)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	807,274	1,647,125
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(4,369)	(7,318)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,852,625	1,063,690
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(22,278)	(9,585)
Total Investments with continuous unrealized losses, Fair Value	2,659,899	2,710,815
Total Investments with continuous unrealized losses, Unrealized losses	(26,647)	(16,903)
Government Sponsored Enterprises Debentures
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	40,213	236,403
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(79)	(1,281)
Investments with continuous unrealized losses for 12 months or greater, Fair value	429,101	294,986
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(5,213)	(3,681)
Total Investments with continuous unrealized losses, Fair Value	469,315	531,389
Total Investments with continuous unrealized losses, Unrealized losses	(5,292)	(4,962)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	115,511	27,810
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(917)	(37)
Investments with continuous unrealized losses for 12 months or greater, Fair value	5,380
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(7)
Total Investments with continuous unrealized losses, Fair Value	120,892	27,810
Total Investments with continuous unrealized losses, Unrealized losses	$ (925)	$ (37)